Intangible assets - Detail of Intangible Assets - Goodwill (Details) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	€ 12,854	€ 12,471
Banco Santander (Brazil)
Disclosure of information for cash-generating units [line items]
Goodwill	3,386	3,109
SAM Investment Holdings Limited
Disclosure of information for cash-generating units [line items]
Goodwill	1,444	1,444
Santander Consumer Germany
Disclosure of information for cash-generating units [line items]
Goodwill	1,314	1,314
Santander Bank Polska
Disclosure of information for cash-generating units [line items]
Goodwill	1,114	1,104
Santander Portugal
Disclosure of information for cash-generating units [line items]
Goodwill	1,040	1,040
Santander España
Disclosure of information for cash-generating units [line items]
Goodwill	1,027	1,027
Santander Consumer USA
Disclosure of information for cash-generating units [line items]
Goodwill	935	904
Santander Bank National Association
Disclosure of information for cash-generating units [line items]
Goodwill	619	592
Santander UK
Disclosure of information for cash-generating units [line items]
Goodwill	614	594
Banco Santander Chile
Disclosure of information for cash-generating units [line items]
Goodwill	577	571
Grupo Financiero Santander (Mexico)
Disclosure of information for cash-generating units [line items]
Goodwill	414	399
Santander Consumer Nordics
Disclosure of information for cash-generating units [line items]
Goodwill	220	216
Other entities
Disclosure of information for cash-generating units [line items]
Goodwill	€ 150	€ 157